Restructuring Charges (Schedule Of Components And Related Amounts Of The Restructuring Charges, Before Related Tax Effects) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Restructuring Charges [Line Items]
Restructuring charges	¥ 184,453	¥ 56,953	¥ 54,872
Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	100,994	17,671	38,954
Expenses Associated With The Closure And Integration Of Locations [Member]
Restructuring Charges [Line Items]
Restructuring charges	83,459	39,282	15,918
Domestic [Member] | Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	91,880	14,312	33,070
Overseas [Member] | Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	¥ 9,114	¥ 3,359	¥ 5,884